Earnings Per Share - Schedule of Diluted Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Diluted earnings per share [abstract]
Average number of Ordinary and Savings Shares	€ 22,167	€ 22,167	€ 22,194
Diluted earnings per share-Ordinary Shares	€ (0.06)	€ 0.05	€ 0.08
Plus: additional dividends per savings Share		0.01	0.01
Diluted earnings per share-Savings Shares	€ (0.06)	€ 0.06	€ 0.09
Diluted Earnings Per Share From continuing Operations
Profit (loss) from continuing operations attributable to owners of the Parent	€ (1,411)	€ 1,121	€ 1,811
Dilution effect of stock option plans and convertible bonds	40	32	43
Less: additional dividends for the Savings Shares		(66)	(66)
Diluted earnings per share from continuing operations	(1,371)	1,087	1,788
Average number of Ordinary and Savings Shares	€ 22,167	€ 22,167	€ 22,194
Diluted earnings (loss) per share from continuing operations-Ordinary Shares	€ (0.06)	€ 0.05	€ 0.08
Plus: additional dividends per savings Share		0.01	0.01
Diluted earnings (loss) per share from continuing operations-Savings Shares	€ (0.06)	€ 0.06	€ 0.09
Diluted Earnings Per Share From Discontinued operations/Non-current assets held for sale
Profit (loss) from Discontinued operations/Non-current assets held for sale			€ 47
Dilution effect of stock option plans and convertible bonds	€ 0	€ 0	0
Average number of Ordinary and Savings Shares	€ 22,167	€ 22,167	€ 22,194
Diluted earnings per share from Discontinued operations/ Non-current assets held for sale-Ordinary Shares	€ 0	€ 0	€ 0
Diluted earnings per share from Discontinued operations/ Non-current assets held for sale-Savings Shares	€ 0	€ 0	€ 0
Average number of Ordinary Shares (*)	16,139,213,020	16,139,681,521	16,166,142,282
Average number of Savings Shares	6,027,791,699	6,027,791,699	6,027,791,699
Total	22,167,004,719	22,167,473,220	22,193,933,981
Profit (loss) for the year attributable to Owners of the Parent	€ (1,411)	€ 1,121	€ 1,808
Dilution effect of stock option plans and convertible bonds	40	32	43
Less: additional dividends for the savings shares (0.011 per share and up to capacity)		(66)	(66)
Profit loss for calculating diluted earnings per share	€ (1,371)	€ 1,087	€ 1,785